Financial Instruments Investments in Marketable Debt Securities - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Security	Dec. 31, 2019 USD ($)
Maximum
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, period of unrealized loss positions	12 months	12 months
Minimum
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, period of unrealized loss positions	12 months	12 months
Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Number of available-for-sale securities in unrealized loss positions | Security	34
Interest and Investment Income Net
Schedule Of Available For Sale Securities [Line Items]
Available for sale equity securities,Net unrealized gains	$ 3.0	$ 0.3
Marketable Securities.
Schedule Of Available For Sale Securities [Line Items]
Equity securities with readily eterminable fair value,Amount	$ 6.3	$ 3.4